PENSION - Information for Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
PBO	$ 56	$ 64
Accumulated benefit obligation	46	53
Fair value of plan assets	$ 14	$ 15